Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 419,676	$ 472,317
Accounts receivable, net	81,688	58,307
Investment tax credits receivable	168,963	281,644
Other tax credits	117,658	84,652
Prepaid expenses	12,819	24,959
Total Current Assets	800,804	921,879
Investments	114,200	116,414
Long term deposits
Intangible assets
Property and equipment, net	23,758	26,317
Total Assets	938,762	1,064,610
Current liabilities
Accounts payable	20,451	9,161
Accrued liabilities	19,125	41,518
Deferred revenue	92,770	110,969
Total current liabiliities	132,346	161,648
Deferred rent	8,173	11,035
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2017 and 2016.
Common shares, no par value, Unlimited authorized shares; 8,120,348 shares issued and outstanding as at March 31, 2017 and 7,890,493 shares as at March 31, 2016.	19,491,757	19,484,482
Additional paid-in capital	2,961,848	2,960,789
Accumulated deficit	(21,282,718)	(21,213,270)
Accumulated other comprehensive income	(372,644)	(340,074)
Total shareholders' equity	798,243	891,927
Total liability and equity	$ 938,762	$ 1,064,610